ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 14 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of June 30, 2023 and December 31, 2022, accrued expenses and other current liabilities consist of:

	As of June 30, 2023	As of December 31, 2022
Accrued expenses	$1,152,674	$1,539,791
Sundry payables	1,164,801	1,007,222
North West Parks Board	798,860	955,591
VAT	246,318	184,977
Other taxation payable	29,313	121,959
	$3,391,966	$3,809,540

The North West Parks Board accrual represents the amounts owed related to the Company’s Tau Game Lodge. The amount owed is related to turnover fees, concession fees and interest payable.

NOTE 16 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2022 and 2021, accrued expenses and other current liabilities consist of:

	As of December 31,
	2022	2021
Accrued expenses	$1,539,791	$390,138
Sundry payables	1,007,222	165,307
North West Parks Board	955,591	1,177,050
VAT	184,977	48,493
Other taxation payable	121,959	33,314
Derivative liability	—	250,000
	$3,809,540	$2,064,302

The North West Parks Board accrual represents the amounts owed related to the Company’s Tau Game Lodge. The amount owed is related to turnover fees, concession fees and interest payable.